UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2009                                                        (Unaudited)

                                                    Value
HGK EQUITY VALUE FUND                     Shares    (000)
---------------------                    -------   ------
COMMON STOCK (95.7%)
   AEROSPACE & DEFENSE (2.9%)
   Boeing                                  3,700   $  159
   General Dynamics                        1,500       83
                                                   ------
                                                      242
                                                   ------
APPAREL MANUFACTURERS (4.7%)
   Nike, Cl B                              3,600      204
   VF                                      3,000      194
                                                   ------
                                                      398
                                                   ------
BANKS (7.7%)
   Bank of America                        10,100      150
   JPMorgan Chase                          5,400      209
   PNC Financial Services Group            2,000       73
   State Street                            4,400      221
                                                   ------
                                                      653
                                                   ------
BEAUTY PRODUCTS (2.1%)
   Colgate-Palmolive                       2,400      174
                                                   ------
CHEMICALS (1.4%)
   PPG Industries                          2,100      116
                                                   ------
COMPUTERS & SERVICES (1.8%)
   International Business Machines         1,300      153
                                                   ------
ELECTRICAL SERVICES (6.2%)
   American Electric Power                 6,800      211
   Entergy                                 2,100      169
   Southern                                4,600      144
                                                   ------
                                                      524
                                                   ------
ENTERTAINMENT (1.9%)
   Time Warner                             5,900      157
   Time Warner Cable, Cl A                     1       --
                                                   ------
                                                      157
                                                   ------
FINANCIAL SERVICES (4.0%)
   Goldman Sachs Group                     1,100      179
   Morgan Stanley                          5,500      157
                                                   ------
                                                      336
                                                   ------
FOOD, BEVERAGE & TOBACCO (3.6%)
   Campbell Soup                           5,500      171
   Safeway                                 7,200      136
                                                   ------
                                                      307
                                                   ------
HOUSEHOLD PRODUCTS (2.2%)
   Kimberly-Clark                          3,200      187
                                                   ------
INDUSTRIALS (1.4%)
   General Electric                        8,900      119
                                                   ------
INSURANCE (6.8%)
   Allstate                                7,200      194
   MetLife                                 5,100      173
   Travelers                               4,800      207
                                                   ------
                                                      574
                                                   ------
MACHINERY (3.4%)
   Caterpillar                             2,900      128

                                                    Value
                                          Shares    (000)
                                         -------   ------
MACHINERY (CONTINUED)
   Parker Hannifin                         3,700   $  164
                                                   ------
                                                      292
                                                   ------
MEDICAL PRODUCTS & SERVICES (7.2%)
   Johnson & Johnson                       3,500      213
   McKesson                                1,800       92
   St. Jude Medical *                      3,800      143
   UnitedHealth Group                      5,700      160
                                                   ------
                                                      608
                                                   ------
METALS (2.6%)
   Freeport-McMoRan Copper & Gold          1,700      102
   Nucor                                   2,600      116
                                                   ------
                                                      218
                                                   ------
OIL FIELD SERVICES (3.2%)
   Baker Hughes                            3,100      125
   National Oilwell Varco *                4,000      144
                                                   ------
                                                      269
                                                   ------
PAPER & PAPER PRODUCTS(0.8%)
   International Paper                     3,400       64
                                                   ------
PETROLEUM & FUEL PRODUCTS (2.1%)
   Apache                                  2,150      180
                                                   ------
PETROLEUM REFINING (9.6%)
   Chevron                                 3,000      208
   ConocoPhillips                          4,200      184
   Exxon Mobil                             2,250      158
   Marathon Oil                            5,600      181
   Valero Energy                           4,200       76
                                                   ------
                                                      807
                                                   ------
PHARMACEUTICALS (7.3%)
   Eli Lilly                               4,900      171
   Forest Laboratories *                   3,100       80
   Pfizer                                 10,400      166
   Wyeth                                   4,300      200
                                                   ------
                                                      617
                                                   ------
RETAIL (1.7%)
   CVS Caremark                            4,200      141
                                                   ------
SEMI-CONDUCTORS/INSTRUMENTS (2.1%)
   Intel                                   9,300      179
                                                   ------
SOFTWARE (2.6%)
   Oracle                                  9,900      219
                                                   ------
TELEPHONES & TELECOMMUNICATIONS (6.4%)
   AT&T                                    7,300      192
   Motorola                               18,500      132
   Verizon Communications                  6,700      215
                                                   ------
                                                      539
                                                   ------
TOTAL COMMON STOCK
   (Cost $10,005)                                   8,073
                                                   ------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2009                                                        (Unaudited)

                                                    Value
HGK EQUITY VALUE FUND                     Shares    (000)
---------------------                    -------   ------
SHORT TERM INVESTMENT (4.0%)
   AIM Liquid Assets Institutional
      Money Market Fund, 0.400% (A)      333,497   $  333
                                                   ------
TOTAL SHORT TERM INVESTMENT
   (Cost $333)                                        333
                                                   ------
TOTAL INVESTMENTS (99.7%)
   (Cost $10,338) +                                $8,406
                                                   ======

PERCENTAGES ARE BASED ON NET ASSETS OF $8,432(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,338(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $484(000) AND $(2,416)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value (Thousands):

HGK EQUITY VALUE FUND

                                  Level 1   Level 2   Level 3    Total
                                  -------   -------   -------   ------
Investments in Securities
   Common Stock                    $8,073     $--       $--     $8,073
   Short Term Investment              333      --        --        333
                                   ------     ---       ---     ------
Total Investments in Securities    $8,406     $--       $--     $8,406
                                   ======     ===       ===     ======

HGK-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009